Revenue and Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated by Revenue

A disaggregation of revenue by type of service for the three months ended September 30, 2022 and 2021 is as follows:

	Three months ended September 30,
	2022	2021
Online betting and casino revenues	$8,595,346	$14,662,588
Esports and other revenues	1,009,918	1,745,703
Total	$9,605,264	$16,408,291

A disaggregation of revenue by type of service for the year ended June 30, 2022 and 2021 is as follows:

	Year ended June 30,
	2022	2021
Online betting and casino revenues	$53,104,795	$16,231,028
Esports and other revenues	5,246,855	552,886
Total	$58,351,650	$16,783,914

Schedule of Revenues with Customers and Long-lived Assets Disaggregated by Geographical Area

A summary of revenue by geography for the three months ended September 30, 2022 and 2021 is as follows:

	September 30, 2022	September 30, 2021
United States	$812,880	$1,520,266
International	8,792,384	14,888,025
Total	$9,605,264	$16,408,291

A summary of long-lived assets by geography as at September 30, 2022 and 2021 follows:

	September 30, 2022	June 30, 2022
United States	$7,980,134	$8,271,360
International	41,723,211	46,620,831
Total	$49,703,345	$54,892,191

A summary of revenue by geography follows for the year ended June 30, 2022 and 2021 is as follows:

	June 30, 2022	June 30, 2021
United States	$4,799,084	$671,519
International	53,552,566	16,112,395
Total	$58,351,650	$16,783,914

A summary of long-lived assets by geography as at June 30, 2022 and 2021 follows:

	June 30, 2022	June 30, 2021
United States	$8,271,360	$48,081,926
International	46,620,831	41,942,870
Total	$54,892,191	$90,024,796